Stock-Based Compensation - Schedule of OP Units Grants (Details) - Operating Partnership units - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted (in shares)	75,963	43,478	37,827
Vesting Period	1 year	1 year	1 year
Grant Date Fair Value (In thousands)	$ 1,285	$ 1,100	$ 1,100
Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted (in shares)	565,391	662,200	357,254
Vesting Period	3 years	3 years
Grant Date Fair Value (In thousands)	$ 12,012	$ 16,969	$ 11,917
Minimum | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period			1 year
Maximum | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period			3 years